Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region - Revenue [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region [Line Items]
Total net revenue	$ 285	$ 679	$ 1,224	$ 3,309
United States [Member]
Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region [Line Items]
Total net revenue	268	279	674	1,841
Czech Republic [Member]
Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region [Line Items]
Total net revenue	17	185	223	764
Thailand [Member]
Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region [Line Items]
Total net revenue		213	300	677
Other [Member]
Geographical Information (Details) - Schedule of Company’s Revenue by Geographic Region [Line Items]
Total net revenue		$ 2	$ 27	$ 27